Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Maturities [Abstract]
2019	$ 52,388
2020	31,264
2021	21,752
2022	10,530
2023	10,606
Thereafter	13,158
DebtAndCapitalLeaseObligationTotal	139,698
Total debt	140,029	$ 140,146
Total unamortized discount	7	2
Unamortized debt issuance costs	(214)	(211)
Total fair value adjustments	538	$ (186)
Unsecured Debt [Member]
Debt Maturities [Abstract]
2019	27,898
2020	16,893
2021	12,827
2022	7,054
2023	8,101
Thereafter	10,273
Total debt	83,046
Asset-backed Securities [Member]
Debt Maturities [Abstract]
2019	24,490
2020	14,371
2021	8,925
2022	3,476
2023	2,505
Thereafter	2,885
Total debt	56,652
Short-term debt [Member]
Debt Maturities [Abstract]
2019	13,717
Long-term debt [Member]
Debt Maturities [Abstract]
2019	$ 38,671